Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income before provision for income taxes
	For the years ended December 31,
	2020	2019	2018
	(in thousands)
United States	$(18,084)	$13,486	$9,460
International	2,872	1,963	3,623
	$(15,212)	$15,449	$13,083

Schedule of federal and state income tax provision/ (benefit)
	For the years ended December 31,
	2020	2019	2018
	(in thousands)
Current
Federal	$167	$3,799	$2,841
State	97	599	623
International	1,199	669	936
Total current tax expense	1,462	5,067	4,400
Deferred
Federal	(3,042)	(375)	(484)
State	(811)	(50)	(61)
International	(222)	—	—
Total deferred tax expense/(benefit)	(4,076)	(425)	(545)
Total tax expense/(benefit)	$(2,613)	$4,642	$3,855

Schedule of deferred tax assets and liability
	As of December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Accrued compensation	$545	$401
Allowance for bad debt	105	5
State tax accrual	13	165
Stock-based compensation	2,595	906
Net operating loss	2,364	111
Credits	71	—
Total deferred tax assets	5,693	1,588
Deferred tax liabilities
Fixed asset basis	(84)	(114)
Intangible assets	(2,093)	—
Total deferred tax liabilities	(2,177)	(114)
Net deferred taxes	$3,516	$1,474

Schedule of net operating losses and tax credit carryforwards
	Amount	Expiration years
	(in thousands)
Net operating losses, federal (Post December 31, 2017)	$8,855	Do not expire
Net operating losses, federal (Pre January 1, 2018)	404	2032 – 2040
Net operating losses, state	$7,140	2032 – 2040
Tax credits, federal	115	2040

Schedule of provision/(benefit) for income tax
	For the years ended December 31,
	2020	2019	2018
Statutory rate	(21.00)%	21.00%	21.00%
State tax	(3.86)%	2.53%	3.31%
Permanent items	2.81%	3.17%	4.68%
Stock-based compensation deductions	(2.43)%	1.19%	—%
R&D credits	(0.1)%	(0.70)%	(0.86)%
Foreign rate differential	2.62%	2.86%	1.33%
GILTI	4.78%	—	—
Total	(17.18)%	30.05%	29.46%

Schedule of unrecognized tax benefits
(in thousands)
Balance at January 1, 2020	$357
Increases related to prior year tax positions	1
Increases related to current year tax positions	296
Balance at December 31, 2020	$654